Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Contract Liabilities
Opening contract liabilities	€ 1,554.2	€ 290.9	€ 546.5
Revenue deferred during the year	11,343.0	5,648.4	1,248.0
Revenue recognized during the year	(10,110.7)	(4,385.1)	(1,503.6)
Closing contract liabilities	€ 2,786.5	€ 1,554.2	€ 290.9